Income taxes - Expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before income taxes	$ 60,693	$ 60,472
Equity earnings in affiliates and joint ventures	(21,860)	(7,740)
Income (loss) from continuing operations	$ 38,833	$ 52,732
Tax rate	23.00%	23.00%
Expected expense	$ 8,932	$ 12,128
Adjustments related to:
Stock-based compensation	1,043	(113)
Foreign tax rate differential	233	0
Other	(923)	(751)
Total income tax expense	9,285	11,264
Current income tax expense	1,000	0
Deferred income tax expense	$ 8,285	$ 11,264